Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventories
Schedule of Inventory, Current
	Yen in millions
	March 31
	2015	2016
Finished goods	¥75,398	¥77,670
Raw materials	51,182	52,325
Work in process	39,187	36,308
Supplies and other	5,107	4,648

	¥170,874	¥170,951